Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 7, 2023, to
PROSPECTUS DATED MAY 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index

Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)

U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 7, 2023, to
PROSPECTUS DATED MAY 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index

Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)

Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Funds Prospectus
RUSSELL INVESTMENT FUNDS
Supplement dated December 7, 2023, to
PROSPECTUS DATED MAY 1, 2023
I.  BENCHMARK CHANGES: Effective January 1, 2024, to comply with new regulations that require a Fund’s primary benchmark to represent the overall applicable domestic or international equity or debt market, each of the following Funds will change its primary benchmark and add a secondary benchmark as follows. The secondary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that Russell Investment Management, LLC (“RIM”), the Funds’ advisor, believes is representative of the investment strategies pursued by the Fund. RIM assesses the Fund’s performance relative to its secondary benchmark.

Fund	Existing Primary Benchmark	New Primary Benchmark	New Secondary Benchmark
U.S. Small Cap Equity Fund	Russell 2000® Index	Russell 3000® Index	Russell 2000® Index

Global Real Estate Securities Fund	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)	MSCI World Index	FTSE EPRA Nareit Developed Index (formerly, FTSE EPRA/NAREIT Developed Real Estate Index)